CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN MEMBERS' EQUITY shares in Thousands, $ in Thousands	Tranche A units Members' Units shares	Preferred Tranche C units Members' Units shares	Members' Units USD ($)	(Accumulated Deficit) Retained Earnings USD ($)	USD ($) class
Balance at beginning of period at Dec. 31, 2013			$ 1,174	$ 188	$ 1,362
Change in Members' Equity
Units issued			403,038		403,038
Units issued (in units) | shares	150,175
Unit issuance costs			(9,843)		(9,843)
Restricted stock units issued (in units) | shares	671
Unit-based compensation			4,462		4,462
Net income (loss)				49,842	49,842
Balance at end of period at Dec. 31, 2014			495,158	50,030	545,188
Balance at end of period (in units) at Dec. 31, 2014 | shares	227,903
Change in Members' Equity
Units issued			223,350		223,350
Units issued (in units) | shares		68,723
Unit issuance costs			(4,649)		(4,649)
Restricted stock units issued (in units) | shares	2,514
Unit-based compensation			4,583		4,583
Net income (loss)				(38,060)	(38,060)
Balance at end of period at Sep. 30, 2015			718,442	11,970	$ 730,412
Balance at end of period (in units) at Sep. 30, 2015 | shares	230,417	68,723
Number of Classes of Voting Membership Interests Outstanding | class					2
Balance at beginning of period at Dec. 31, 2014			495,158	50,030	$ 545,188
Balance at beginning of period (in units) at Dec. 31, 2014 | shares	227,903
Change in Members' Equity
Units issued			254,986		254,986
Units issued (in units) | shares		78,444
Unit issuance costs			(4,648)		(4,648)
Restricted stock units issued (in units) | shares	3,198
Unit-based compensation			5,970		5,970
Net income (loss)				(47,264)	(47,264)
Balance at end of period at Dec. 31, 2015			751,466	2,766	$ 754,232
Balance at end of period (in units) at Dec. 31, 2015 | shares	231,101	78,444
Number of Classes of Voting Membership Interests Outstanding | class					2
Change in Members' Equity
Units issued			121,370		$ 121,370
Units issued (in units) | shares		37,345
Units repurchased			(8,429)		(8,429)
Units repurchased (in units) | shares	(1,327)	(82)
Settlement of promissory notes issued to officers			5,562		5,562
Unit issuance costs			(1,022)		(1,022)
Restricted stock units issued (in units) | shares	7,661
Unit-based compensation			14,922		14,922
Net income (loss)				(210,400)	(210,400)
Balance at end of period at Sep. 30, 2016			$ 883,869	$ (207,634)	$ 676,235
Balance at end of period (in units) at Sep. 30, 2016 | shares	237,435	115,707